PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 82.0% of Net Assets
Non-Convertible Bonds – 77.2%
	ABS Car Loan – 3.4%
$675,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027, 144A	$665,617
170,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	172,298
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A	125,240
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	136,475
475,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	484,924
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	214,352
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	692,523
305,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A	316,750
630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	669,618
145,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	142,725
480,000	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	473,628
420,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	413,205
525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	535,469
900,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	887,750
335,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	330,241
1,400,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	1,372,551
305,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.500%, 2/16/2027, 144A	301,659
1,380,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	1,348,790
815,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	804,858
1,000,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	983,284
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	428,567
335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	329,456
1,975,000	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027, 144A	1,962,707
675,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	663,282
725,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	714,103

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$261,700	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	$260,744
218,660	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	216,863
290,000	Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/2031, 144A	289,747

		15,937,426

	ABS Credit Card – 0.3%
480,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	481,647
700,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	699,350
100,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	99,482

		1,280,479

	ABS Home Equity – 5.5%
1,219,173	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	1,203,675
666,066	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)	664,396
210,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	206,743
300,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	288,711
150,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	149,598
679,546	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	673,839
1,503,690	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	1,493,486
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	659,370
555,000	FirstKey Homes Trust, Series 2021-SFR1, Class E2, 2.489%, 8/17/2038, 144A	543,820
415,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	404,176
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	198,101
145,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	141,334
130,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	126,722
441,314	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	447,662
96,495	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	94,158
829,513	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	805,727
429,748	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	417,554

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$224,965	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.190%, 6/17/2037, 144A(b)	$224,691
31,273	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.259%, 7/17/2037, 144A(b)	31,229
51,537	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059, 144A(a)	51,588
65,914	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(a)	66,136
652,798	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(a)	653,148
161,227	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(a)	162,995
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)(c)	1,275,428
705,357	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)	699,208
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(a)	119,405
280,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	280,741
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	690,736
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	236,163
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	196,412
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	122,246
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	97,804
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	286,247
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	96,714
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	372,973
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	196,227
445,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	430,875
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	96,826
1,162,824	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(a)	1,155,533
471,692	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)	467,341
879,610	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	874,256
219,792	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	219,173
991,339	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	976,884

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,030,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	$1,026,235
240,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)	250,246
495,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)	507,987
861,551	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(c)	878,127
100,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	103,602
414,022	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	413,361
320,884	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)	318,799
869,906	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)	862,968
743,742	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	739,764
531,702	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)	529,208
1,198,626	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(a)	1,191,444

		25,421,792

	ABS Other – 3.1%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	98,769
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	158,031
129,937	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036, 144A	127,251
835,656	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	832,340
1,274,465	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	1,244,427
135,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	135,132
370,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	364,141
300,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	295,975
1,889,348	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A(c)	1,870,953
110,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	108,324
206,197	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	186,996
350,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A	361,095
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	341,605

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$1,547,791	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	$1,506,699
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	98,191
224,688	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	226,733
154,020	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	154,624
137,638	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	135,876
1,370,852	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A(c)	1,337,368
100,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	99,441
653,333	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	635,148
706,008	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	683,802
230,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(a)	238,762
1,362,244	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	1,333,683
716,256	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	696,549
1,203,554	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,171,153

		14,443,068

	ABS Student Loan – 0.9%
320,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	318,507
329,633	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	334,488
290,174	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	286,980
139,723	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	139,161
334,693	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	330,465
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	99,104
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	165,408
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	377,730
386,891	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A	390,345
94,380	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	95,454
1,005,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 0.840%, 1/15/2053, 144A(b)(c)	1,008,723

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	$477,040

		4,023,405

	ABS Whole Business – 0.7%
57,750	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	60,433
135,800	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	142,827
1,567,125	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	1,573,721
298,500	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	293,552
264,000	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	274,083
681,575	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	665,835
99,500	Wendy’s Funding LLC, Series 2021-1A, Class A2II, 2.775%, 6/15/2051, 144A	99,258

		3,109,709

	Aerospace & Defense – 1.4%
2,530,000	Boeing Co. (The), 3.825%, 3/01/2059	2,540,829
335,000	Boeing Co. (The), 5.805%, 5/01/2050	453,632
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,317,181
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	937,654
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	941,459
545,000	TransDigm, Inc., 5.500%, 11/15/2027	561,350

		6,752,105

	Airlines – 1.4%
25,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	23,375
394,344	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	372,904
1,318,050	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,313,040
839,967	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	809,979
460,026	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	482,078
1,175,008	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,169,134
1,085,843	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,136,361

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$569,079	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	$622,043
265,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	276,325
395,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	407,344

		6,612,583

	Automotive – 1.7%
1,900,000	Ford Motor Co., 3.250%, 2/12/2032	1,945,600
805,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	847,411
1,735,000	General Motors Co., 5.200%, 4/01/2045	2,146,634
185,000	General Motors Co., 6.250%, 10/02/2043	253,161
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	2,420,910
60,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	64,200
100,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(d)	114,000

		7,791,916

	Banking – 3.4%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,622,242
1,585,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(d)	1,644,438
1,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(d)	1,546,200
3,340,000	Bank of America Corp., 6.110%, 1/29/2037(c)	4,492,879
915,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027(c)	916,631
1,125,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	1,101,938
1,000,000	BNP Paribas S.A., (fixed rate to 1/03/2022, variable rate thereafter), 7.195%, 144A(d)	998,750
685,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A	709,866
495,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	527,478
1,202,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,228,828
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	253,910
330,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	332,520

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$290,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	$292,851

		15,668,531

	Brokerage – 0.5%
1,670,000	Jefferies Group LLC, 6.250%, 1/15/2036	2,213,742

	Building Materials – 1.7%
4,500,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	4,483,485
780,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	807,300
360,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	369,411
213,000	Masco Corp., 6.500%, 8/15/2032	281,662
380,000	Masco Corp., 7.750%, 8/01/2029	507,567
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,677,523

		8,126,948

	Cable Satellite – 3.9%
3,385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	3,330,256
460,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	444,722
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	1,584,371
2,655,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	2,557,773
1,710,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	1,618,087
2,045,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,117,332
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	928,200
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	2,249,964
270,000	DISH DBS Corp., 7.750%, 7/01/2026	284,850
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	408,829
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,962,407
490,000	Ziggo BV, 5.500%, 1/15/2027, 144A	503,475

		17,990,266

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – 0.5%
$775,000	Ashland LLC, 3.375%, 9/01/2031, 144A	$769,188
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	212,700
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	812,512
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	200,730
230,000	SPCM S.A., 3.125%, 3/15/2027, 144A	227,281
210,000	SPCM S.A., 3.375%, 3/15/2030, 144A	202,125

		2,424,536

	Construction Machinery – 0.3%
965,000	Toro Co. (The), 6.625%, 5/01/2037(e)(f)	1,286,773

	Consumer Cyclical Services – 1.3%
510,000	Expedia Group, Inc., 2.950%, 3/15/2031	509,276
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	1,002,269
2,945,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	2,999,011
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	1,524,370

		6,034,926

	Consumer Products – 0.4%
880,000	Avon Products, Inc., 8.450%, 3/15/2043	1,082,400
730,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	716,313

		1,798,713

	Diversified Manufacturing – 0.3%
380,000	GE Capital Funding LLC, 4.550%, 5/15/2032	449,481
757,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	903,374
165,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 3.533%(b)(d)	163,350

		1,516,205

	Electric – 0.8%
1,252,417	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,439,964
255,000	Edison International, 4.950%, 4/15/2025	277,329
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	142,320

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$1,755,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	$1,760,797

		3,620,410

	Finance Companies – 4.7%
630,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	638,906
795,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	809,923
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.874%, 1/15/2067, 144A(b)(e)(f)	180,000
612,000	Air Lease Corp., 4.625%, 10/01/2028	675,030
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	124,762
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(d)	1,020,706
460,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	469,200
2,255,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,396,467
2,590,000	Ares Capital Corp., 3.200%, 11/15/2031	2,546,442
665,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	657,706
850,000	FS KKR Capital Corp., 3.125%, 10/12/2028	845,681
840,000	FS KKR Capital Corp., 3.400%, 1/15/2026	853,011
1,925,000	Navient Corp., MTN, 5.625%, 8/01/2033	1,833,572
1,490,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	1,566,840
1,535,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	1,523,487
1,240,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	1,244,650
3,275,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	3,324,125
1,020,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,033,138

		21,743,646

	Financial Other – 1.6%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	376,060
375,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	364,997
200,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	137,000
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	193,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	$197,592
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	510,203
2,510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,447,250
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(g)	337,981
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(g)	52,770
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(g)	52,576
1,410,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(g)	369,801
840,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	856,800
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031	230,809
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026	265,174
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024	128,242
410,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025	259,325
230,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026	145,473
245,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025	154,950
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027	135,078
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026	272,776
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027	111,936
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025	65,205

		7,664,998

	Food & Beverage – 0.9%
2,635,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	3,092,410
1,180,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	1,196,555
70,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	73,500

		4,362,465

	Gaming – 0.7%
925,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	901,819
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	387,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$410,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	$397,700
1,460,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,554,900
30,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	33,450

		3,274,944

	Government Owned—No Guarantee – 1.2%
570,000	EcoPetrol S.A., 4.625%, 11/02/2031	554,154
175,600,000	Export-Import Bank of Korea, 4.890%, 8/09/2023, 144A, (INR)(c)	2,335,612
23,500,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)	318,444
780,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	759,010
870,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,135,975
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	180,026
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	358,252

		5,641,473

	Health Insurance – 0.7%
2,490,000	Centene Corp., 2.500%, 3/01/2031	2,424,052
625,000	Centene Corp., 2.625%, 8/01/2031	612,500
430,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	432,688

		3,469,240

	Healthcare – 0.8%
955,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	965,419
1,695,000	HCA, Inc., 5.250%, 6/15/2049	2,176,923
645,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	681,255

		3,823,597

	Home Construction – 0.7%
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	128,933
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	124,000
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025	124,000
200,000	Logan Group Co. Ltd., 4.250%, 7/12/2025	182,268

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	$361,980
1,745,000	PulteGroup, Inc., 6.375%, 5/15/2033	2,269,093
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025	107,400

		3,297,674

	Independent Energy – 2.1%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,466,562
180,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	176,086
1,680,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,978,402
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	728,900
965,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	945,700
840,000	EQT Corp., 3.625%, 5/15/2031, 144A	871,500
225,000	EQT Corp., 3.900%, 10/01/2027	241,317
160,000	EQT Corp., 5.000%, 1/15/2029	177,200
15,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	14,700
20,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	20,000
5,000	Occidental Petroleum Corp., 4.625%, 6/15/2045	5,200
910,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,227,281
795,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,022,901
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	84,331
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	405,820
40,000	Ovintiv, Inc., 7.200%, 11/01/2031	52,128
75,000	Ovintiv, Inc., 7.375%, 11/01/2031	97,763
130,000	Southwestern Energy Co., 4.750%, 2/01/2032	136,904

		9,652,695

	Industrial Other – 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	405,369

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – 0.8%
$950,000	Carnival Corp., 5.750%, 3/01/2027, 144A	$950,000
395,000	Carnival Corp., 6.000%, 5/01/2029, 144A	393,025
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	766,589
280,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	275,800
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	135,603
1,195,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,208,814

		3,729,831

	Life Insurance – 2.0%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	476,295
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,082,213
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	3,360,596
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,879,691
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,520,616

		9,319,411

	Lodging – 0.9%
855,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	850,503
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	200,000
685,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	702,125
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	533,455
620,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	625,261
870,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	874,350
110,000	Travel & Leisure Co., 6.000%, 4/01/2027	119,545
125,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	138,605

		4,043,844

	Media Entertainment – 1.1%
455,000	AMC Networks, Inc., 4.250%, 2/15/2029	452,156

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$815,875
185,000	Netflix, Inc., 4.875%, 4/15/2028	210,900
1,300,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,516,125
160,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	190,000
750,000	Netflix, Inc., 5.875%, 11/15/2028	901,875
875,000	Netflix, Inc., 6.375%, 5/15/2029	1,087,187

		5,174,118

	Metals & Mining – 2.4%
1,910,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,900,991
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,884,350
430,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	451,500
2,080,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	2,532,400
3,320,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	3,281,747
215,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	207,206

		11,258,194

	Midstream – 1.4%
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	533,975
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	11,300
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	752,491
1,040,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,127,901
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,808,941
490,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	507,860
245,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	243,163
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	133,004
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	412,775
170,000	Western Midstream Operating LP, 5.300%, 2/01/2030	186,837
275,000	Western Midstream Operating LP, 5.300%, 3/01/2048	331,376

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	$95,600
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	65,699
230,000	Western Midstream Operating LP, 6.500%, 2/01/2050	271,976

		6,482,898

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
710,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	707,333
740,000	BPR Trust, Series 2021-NRD, Class F, 30-day Average SOFR + 6.870%, 6.970%, 12/15/2023, 144A(b)	738,159
240,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	239,932
110,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	109,331
325,000	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	324,798
40,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.710%, 1/15/2034, 144A(b)	39,532
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	181,410
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	96,766
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	186,874
258,654	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.360%, 7/15/2038, 144A(b)	258,654
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)	300,861
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033, 144A(a)	310,234
255,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	252,879
200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.624%, 10/15/2045, 144A(a)	201,107
1,030,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.363%, 12/15/2047, 144A(a)	1,038,191
100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.363%, 12/15/2047, 144A(a)	98,488
400,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 1.910%, 11/15/2038, 144A(b)	398,997
105,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	104,328
535,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151%, 8/15/2046(a)	551,648
800,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.834%, 1/15/2032, 144A(a)	828,420
175,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.813%, 5/10/2063, 144A(a)	167,873

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$173,453	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	$173,563
285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.306%, 7/15/2046(a)	282,894
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)	268,143
495,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.090%, 6/15/2045(a)	495,366
380,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.503%, 8/15/2046(a)	375,929
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	396,389

		9,128,099

	Paper – 0.4%
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	493,459
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,434,930

		1,928,389

	Pharmaceuticals – 0.9%
100,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	92,000
185,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	162,800
535,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	470,131
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	649,946
1,485,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,254,825
960,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	951,235
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	681,316

		4,262,253

	Property & Casualty Insurance – 0.3%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.384%, 1/15/2033, 144A(b)(e)(h)(i)(j)	195,600
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	1,149,264

		1,344,864

	REITs – Diversified – 0.1%
270,000	EPR Properties, 3.600%, 11/15/2031	267,123

	Retailers – 0.6%
585,000	Carvana Co., 5.500%, 4/15/2027, 144A	579,150

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Retailers – continued
$685,000		Carvana Co., 5.875%, 10/01/2028, 144A	$685,664
1,025,000		Dillard’s, Inc., 7.750%, 7/15/2026	1,197,190
170,000		Tapestry, Inc., 3.050%, 3/15/2032	170,999

			2,633,003

		Sovereigns – 0.5%
2,160,000		Mexico Government International Bond, 4.280%, 8/14/2041	2,238,300

		Supranational – 0.2%
59,420,000		International Finance Corp., 5.850%, 11/25/2022, (INR)	803,660

		Technology – 1.7%
735,000		Block, Inc., 3.500%, 6/01/2031, 144A	753,375
785,000		Broadcom, Inc., 2.600%, 2/15/2033, 144A	765,293
1,825,000		CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,898,703
1,820,000		CommScope, Inc., 4.750%, 9/01/2029, 144A	1,808,734
1,215,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,257,501
290,000		MSCI, Inc., 3.250%, 8/15/2033, 144A	293,262
440,000		Oracle Corp., 3.950%, 3/25/2051	456,767
615,000		Sensata Technologies BV, 4.000%, 4/15/2029, 144A	628,069
110,000		Western Digital Corp., 2.850%, 2/01/2029	111,059
75,000		Western Digital Corp., 3.100%, 2/01/2032	75,548

			8,048,311

		Treasuries – 13.7%
150,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	775,747
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,749,372
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,551,981
3,185,000		U.S. Treasury Note, 0.125%, 12/31/2022(k)	3,175,171
20,545,000		U.S. Treasury Note, 0.125%, 4/30/2023(c)	20,435,052
10,310,000		U.S. Treasury Note, 0.125%, 5/31/2023(c)	10,245,965

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$15,495,000	U.S. Treasury Note, 0.125%, 7/31/2023(c)	$15,373,340
9,340,000	U.S. Treasury Note, 0.500%, 11/30/2023	9,304,245

		63,610,873

	Wireless – 3.3%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,516,839
730,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	738,101
585,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	589,972
935,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	897,600
600,000	SoftBank Group Corp., 4.625%, 7/06/2028	582,921
210,000	SoftBank Group Corp., 5.250%, 7/06/2031	209,738
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029, 144A	151,452
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032, 144A	266,633
3,275,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	3,337,028
1,620,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	1,685,416
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	3,242,979

		15,218,679

	Total Non-Convertible Bonds (Identified Cost $359,170,785)	358,881,484

Convertible Bonds – 3.9%
	Airlines – 0.4%
245,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	228,393
1,235,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,646,255

		1,874,648

	Cable Satellite – 1.0%
1,055,000	DISH Network Corp., 2.375%, 3/15/2024	1,010,163
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,828,807

		4,838,970

	Consumer Cyclical Services – 0.3%
20,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(l)	23,010

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Consumer Cyclical Services – continued
$530,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(m)	$449,175
730,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(m)	721,948

		1,194,133

	Gaming – 0.1%
240,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	568,801

	Healthcare – 0.4%
2,140,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,948,738

	Leisure – 0.3%
1,280,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	1,202,867

	Media Entertainment – 0.1%
510,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(l)	456,756

	Pharmaceuticals – 0.9%
820,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	857,392
2,205,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,300,035
580,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(l)	510,052
470,000	Livongo Health, Inc., 0.875%, 6/01/2025	538,987

		4,206,466

	Technology – 0.4%
630,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	1,193,472
710,000	Splunk, Inc., 1.125%, 6/15/2027	662,075

		1,855,547

	Total Convertible Bonds (Identified Cost $19,047,301)	18,146,926

Municipals – 0.9%
	Virginia – 0.9%
3,985,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $3,968,237)	4,186,433

	Total Bonds and Notes (Identified Cost $382,186,323)	381,214,843

Principal Amount (‡)	Description	Value (†)
Senior Loans – 1.0%
	Airlines – 0.2%
$683,245	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(b)(n)	$684,174

	Cable Satellite – 0.1%
248,285	DirecTV Financing LLC, Term Loan, 8/02/2027(o)	248,357
252,040	DirecTV Financing LLC, Term Loan, 3-month LIBOR + 5.000%, 5.750%, 8/02/2027(b)(n)	252,113

		500,470

	Healthcare – 0.1%
459,602	Medline Borrower, LP, USD Term Loan B, 1-month LIBOR + 3.250%, 3.750%, 10/23/2028(b)(p)	459,399

	Independent Energy – 0.3%
1,282,000	Ascent Resources—Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(b)(q)	1,382,419

	Lodging – 0.2%
764,632	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.500%, 8/02/2028(b)(p)	765,206

	Pharmaceuticals – 0.1%
619,885	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(b)(p)	621,863

	Total Senior Loans (Identified Cost $4,296,075)	4,413,531

Collateralized Loan Obligations – 4.7%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.024%, 4/23/2034, 144A(b)	550,979
1,090,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.078%, 4/22/2034, 144A(b)	1,073,952
1,005,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 3.282%, 4/20/2034, 144A(b)	1,007,699
1,940,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.032%, 4/20/2034, 144A(b)	1,924,587
2,100,000	Ares XLII CLO Ltd., Series 2017-42A, Class BR, 3-month LIBOR + 1.500%, 1.628%, 1/22/2028, 144A(b)(c)	2,092,445
255,000	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 3.124%, 1/23/2031, 144A(b)	252,762
6,701	B&M CLO Ltd., Series 2014-1A, Class CR, 3-month LIBOR + 2.600%, 2.722%, 4/16/2026, 144A(b)	6,701
1,320,000	Barings CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.900%, 3.024%, 4/25/2034, 144A(b)	1,310,445
1,265,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.650%, 2.782%, 4/20/2034, 144A(b)	1,264,989
370,000	Carlye U.S. CLO Ltd., Series 2018-4A, Class C, 3-month LIBOR + 2.900%, 3.032%, 1/20/2031, 144A(b)	369,996
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.890%, 3.012%, 7/16/2031, 144A(b)	303,028
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.650%, 2.772%, 4/18/2031, 144A(b)	493,553

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$1,320,000	Elmwood CLO II Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 3.000%, 3.132%, 4/20/2034, 144A(b)	$1,321,753
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.982%, 1/20/2034, 144A(b)	337,358
285,000	Grippen Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 3.300%, 3.432%, 1/20/2030, 144A(b)	285,260
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050% 3.174%, 4/15/2034, 144A(b)	364,996
2,275,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class CR, 3-month LIBOR + 3.350%, 3.474%, 4/25/2029, 144A(b)	2,275,699
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.124%, 1/23/2031, 144A(b)	500,030
405,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.024%, 4/15/2034, 144A(b)	401,888
1,930,000	Oaktree CLO Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 2.700%, 2.824%, 4/15/2031, 144A(b)	1,930,339
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3-month LIBOR + 2.950%, 3.082%, 7/20/2031, 144A(b)	252,793
1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 3.874%, 4/15/2034, 144A(b)	1,833,310
285,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 2.682%, 7/20/2027, 144A(b)	285,199
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.382%, 4/20/2034, 144A(b)	250,125
735,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 3.382%, 4/20/2034, 144A(b)	734,535
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 3.032%, 4/20/2034, 144A(b)	570,851
	Total Collateralized Loan Obligations (Identified Cost $22,050,350)	21,995,272
Shares
Common Stocks – 8.2%
	Aerospace & Defense – 0.2%
3,177	Lockheed Martin Corp.	1,129,138

	Air Freight & Logistics – 0.2%
4,673	United Parcel Service, Inc., Class B	1,001,611

	Beverages – 0.2%
18,941	Coca-Cola Co. (The)	1,121,497

	Biotechnology – 0.3%
8,661	AbbVie, Inc.	1,172,699

	Capital Markets – 0.4%
1,023	BlackRock, Inc.	936,618
9,948	Morgan Stanley	976,496

		1,913,114

	Chemicals – 0.2%
26,342	Hexion Holdings Corp., Class B(j)	737,576

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 0.2%
17,818	Cisco Systems, Inc.	$1,129,127

	Electric Utilities – 0.5%
9,974	Duke Energy Corp.	1,046,273
11,715	NextEra Energy, Inc.	1,093,712

		2,139,985

	Food & Staples Retailing – 0.2%
6,778	Walmart, Inc.	980,709

	Health Care Equipment & Supplies – 0.2%
7,161	Abbott Laboratories	1,007,839

	Health Care Providers & Services – 0.4%
2,102	Anthem, Inc.	974,361
1,343	UnitedHealth Group, Inc.	674,374

		1,648,735

	Hotels, Restaurants & Leisure – 0.2%
8,929	Starbucks Corp.	1,044,425

	Household Products – 0.2%
6,833	Procter & Gamble Co. (The)	1,117,742

	IT Services – 0.3%
2,666	Accenture PLC, Class A	1,105,190
2,126	Automatic Data Processing, Inc.	524,229

		1,629,419

	Machinery – 0.4%
4,247	Cummins, Inc.	926,441
2,769	Deere & Co.	949,462

		1,875,903

	Media – 0.7%
89,157	Altice USA, Inc., Class A(j)	1,442,560
22,987	Comcast Corp., Class A	1,156,936
34,625	iHeartMedia, Inc., Class A(j)	728,510

		3,328,006

	Metals & Mining – 0.3%
18,874	Newmont Corp.	1,170,565

	Oil, Gas & Consumable Fuels – 0.4%
939	Battalion Oil Corp.(j)	9,202
9,429	Chevron Corp.	1,106,493
2,127	Whiting Petroleum Corp.(j)	137,574
27,193	Williams Cos., Inc. (The)	708,106

		1,961,375

	Pharmaceuticals – 0.6%
13,936	Bristol-Myers Squibb Co.	868,910
5,591	Johnson & Johnson	956,452

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
9,895	Merck & Co., Inc.	$758,353

		2,583,715

	Professional Services – 0.0%
456	Clarivate PLC(j)	10,725

	REITs – Diversified – 0.2%
3,653	American Tower Corp.	1,068,503

	Road & Rail – 0.2%
4,114	Union Pacific Corp.	1,036,440
	Semiconductors & Semiconductor Equipment – 0.3%
928	Broadcom, Inc.	617,500
3,063	Texas Instruments, Inc.	577,284

		1,194,784

	Software – 0.2%
2,970	Microsoft Corp.	998,870

	Specialty Retail – 0.2%
1,817	Home Depot, Inc. (The)	754,073

	Technology Hardware, Storage & Peripherals – 0.3%
6,987	Apple, Inc.	1,240,682

	Wireless Telecommunication Services – 0.7%
27,439	T-Mobile US, Inc.(j)	3,182,375

	Total Common Stocks (Identified Cost $35,229,176)	38,179,632

Preferred Stocks – 1.2%
Convertible Preferred Stocks – 1.1%
	Banking – 0.6%
1,109	Bank of America Corp., Series L, 7.250%	1,602,949
834	Wells Fargo & Co., Class A, Series L, 7.500%	1,243,102

		2,846,051

	Midstream – 0.1%
5,333	El Paso Energy Capital Trust I, 4.750%	269,796

	Technology – 0.1%
8,046	Clarivate PLC, Series A, 5.250%	731,060

	Wireless – 0.3%
1,413	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(f)	1,473,349

	Total Convertible Preferred Stocks (Identified Cost $5,432,621)	5,320,256

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,343)	$476,106

	Total Preferred Stocks (Identified Cost $5,678,964)	5,796,362

Principal Amount(‡)
Short-Term Investments – 3.7%
$17,226,221	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $17,226,221 on 1/03/2022 collateralized by $14,548,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2030 valued at $17,570,829 including accrued interest(r) (Identified Cost $17,226,221)	17,226,221
	Total Investments – 100.8% (Identified Cost $466,667,109)	468,825,861
	Other assets less liabilities – (0.8)%	(3,819,668)

	Net Assets – 100.0%	$465,006,193

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,940,122	0.6%	$195,600	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2021 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2021, the value of these securities amounted to $2,940,122 or 0.6% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Fair valued by the Fund’s adviser. At December 31, 2021, the value of this security amounted to $195,600 or less than 0.1% of net assets.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Non-income producing security.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(o)	Position is unsettled. Contract rate was not determined at December 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(p)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(q)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(r)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $186,230,667 or 40.0% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/22/2022	21$	4,140,325	$4,139,625	$(700)

At December 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Note	3/22/2022	142$	20,510,510	$20,794,125	$(283,615)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Property & Casualty Insurance	$—	$1,149,264	$195,600	(a)	$1,344,864
All Other Non-Convertible Bonds*	—	357,536,620	—		357,536,620

Total Non-Convertible Bonds	—	358,685,884	195,600		358,881,484

Convertible Bonds*	—	18,146,926	—		18,146,926
Municipals*	—	4,186,433	—		4,186,433

Total Bonds and Notes	—	381,019,243	195,600		381,214,843

Senior Loans*	—	4,413,531	—		4,413,531
Collateralized Loan Obligations	—	21,995,272	—		21,995,272
Common Stocks
Chemicals	—	737,576	—		737,576
All Other Common Stocks*	37,442,056	—	—		37,442,056

Total Common Stocks	37,442,056	737,576	—		38,179,632

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,473,349	—		1,473,349
All Other Convertible Preferred Stocks*	3,846,907	—	—		3,846,907

Total Convertible Preferred Stocks	3,846,907	1,473,349	—		5,320,256

Non-Convertible Preferred Stocks*	—	476,106	—		476,106

Total Preferred Stocks	3,846,907	1,949,455	—		5,796,362

Short-Term Investments	—	17,226,221	—		17,226,221

Total	$41,288,963	$427,341,298	$195,600		$468,825,861

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(284,315)	$—	$—	$(284,315)

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(a) Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or December 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$185,168	$—	$(1,154,382)	$1,155,884	$—	$(26,589)	$—	$(160,081)	$—	$—
Property & Casualty Insurance	281,175	1,738	—	(87,313)	—	—	—	—	195,600	(87,313)

Total	$466,343	$1,738	$(1,154,382)	$1,068,571	$—	$(26,589)	$—	$(160,081)	$195,600	$(87,313)

A debt security valued at $160,081 was transferred from Level 3 to Level 2 during the period ended December 31, 2021. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

32

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2021:

Liabilities_	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(284,315)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$1,545,216	$1,545,216

Industry Summary at December 31, 2021 (Unaudited)

Treasuries	13.7%
ABS Home Equity	5.5
Cable Satellite	5.0
Finance Companies	4.7
Banking	4.0
Wireless	3.6
ABS Car Loan	3.4
ABS Other	3.1
Metals & Mining	2.7
Pharmaceuticals	2.5
Independent Energy	2.4
Technology	2.2
Life Insurance	2.0
Airlines	2.0
Other Investments, less than 2% each	35.6
Collateralized Loan Obligations	4.7
Short-Term Investments	3.7

Total Investments	100.8
Other assets less liabilities (including futures contracts)	(0.8)

Net Assets	100.0%